CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net revenue	$ 332,856	$ 238,296
Cost of revenue (exclusive of depreciation and amortization shown separately below)	234,731	161,575
Salaries and related costs	33,386	27,978
General and administrative expenses	30,020	19,927
Change in fair value of warrant liabilities	8,840	0
Acquisition costs	4,814	19,234
Depreciation and amortization	17,954	9,745
Income (loss) from operations	11,951	(163)
Interest expense	13,740	10,930
Net income (loss) before income taxes	(10,629)	(11,093)
Income tax expense	3,085	137
Net income (loss)	(13,714)	(11,230)
Net income (loss) attributable to non-controlling interest	(5,018)	0
Net income (loss) attributable to Digital Media Solutions, Inc.	$ (8,696)	$ (11,230)
Earnings (loss) per share attributable to Digital Media Solutions, Inc.:
Basic and diluted (usd per share)	$ (0.23)
Weighted-average shares outstanding - basic and diluted (in shares)	32,335,000